Other Assets	12 Months Ended
Dec. 31, 2015
Other Assets
Other Assets

6.Other Assets

Other current assets

	December 31,
($ thousands)	2015	2014

Customer financing receivables, net	137,136	—
Other receivables	102,585	92,211
Prepaid royalties	53,293	—
Prepaid expenses	33,710	20,799
Jackpot investments	26,690	—
Bridge financing costs	—	58,386
Other	70,287	40,390

	423,701	211,786

Other non- current assets

	December 31,
($ thousands)	2015	2014

Contract assets, net	498,583	623,081
Prepaid royalties	156,479	—
Jackpot investments	124,809	—
Customer financing receivables, net	62,709	—
Other	95,337	91,433

	937,917	714,514

Contract assets are principally composed of license fees for the Italian Scratch & Win and New Jersey licenses. The Scratch & Win license fee is being amortized over the contract term of nine years beginning October 2010 and the New Jersey license fee is being amortized over the contract term of 15 years and nine months beginning October 2013 as reductions of service revenues.

The allowance for customer financing receivables, net are as follows:

	December 31, 2015
		Allowance for
($ thousands)	Gross	credit losses	Net

Current	140,681	(3,545)	137,136
Non-current	63,052	(343)	62,709
	203,733	(3,888)	199,845

The following table presents the activity in the allowance for credit losses related to customer financing receivables, net:

December 31,
($ thousands)	2015

Balance at January 1, 2015	—
Provisions, net	(3,706)
Amounts written off as uncollectible	20
Foreign currency translation	(59)
Other	(143)

Balance at December 31, 2015	(3,888)